Taxes - Change in deferred tax (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxes
Opening balance	kr 15	kr 16
Change through profit or loss	1	0	kr 291
Change in other comprehensive income	(5)	(1)
Closing balance	kr 11	kr 15	kr 16